SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive losses, net		$ 477,724	$ 466,501	$ 469,895	$ 437,653
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive losses, net		(3,288)	(2,680)	683
Accumulated other comprehensive income loss, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive losses, net	[1]	(3,288)	(3,177)	683	$ (1,150)
Accumulated losses on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive losses, net			$ (497)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.